Supplementary Information to Statements of Operations	12 Months Ended
Dec. 31, 2024
Supplementary Information to Statements of Operations [Abstract]
SUPPLEMENTARY INFORMATION TO STATEMENTS OF OPERATIONS

NOTE 15:- SUPPLEMENTAL INFORMATION TO STATEMENTS OF OPERATIONS

a.	Financial expenses:

	Year ended December 31,
	2024	2023	2022

Financial expenses:
In respect of interest loans and bank fees	(197)	(402)	(306)
Other (mainly foreign currency differences)	58	(39)	(341)

	(139)	(441)	(647)

	$(139)	(441)	$(647)

The following table sets forth the computation of basic and diluted net income per share:

b.	Net earnings per share:

	Year ended December 31,
	2024	2023	2022
1. Numerator:
Income (loss)	$2,300	2,005	$1,276

Net income (loss) available to Ordinary shareholders	$2,300	2,005	$1,276

2. Denominator (in thousands):

Basic weighted average Ordinary shares outstanding (in thousands)	5,756	5,727	5,550
Diluted weighted average Ordinary shares outstanding (in thousands)	5,887	5,905	5,589

Basic income (loss) per share	$0.40	0.35	$0.23
Diluted income (loss) per share	$0.39	0.34	$0.23

c.	The Company has employee options and warrants “in the money” (ITM) that were considered in calculating the number of diluted shares.